Long-term Debt - Additional Information (Details) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 23, 2020	Dec. 02, 2020 USD ($)	Dec. 20, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) tranche item $ / shares	Dec. 31, 2019 USD ($)	Sep. 20, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Apr. 30, 2020 USD ($)	Apr. 08, 2020 USD ($) tranche
Debt Instrument [Line Items]
Term of lease	10 years 3 months
Total future minimum lease payments					$ 1,971
Annual rent escalation					2.00%
Number of renewal options | item					3
Renewal term					5 years
Issuance costs					$ 10	$ 112
Notes issued				$ 500
Exercise price of stock warrants | $ / shares								$ 11.50
Debt instrument, face amount		$ 2,990
Gross loan					9,369	2,825		$ 1,305
Term note payable
Debt Instrument [Line Items]
Monthly installments					$ 1
Interest rate (as a percent)					16.01%
Fixed interest rate per annum					16.01%
Gross loan						9
Convertible notes payable
Debt Instrument [Line Items]
Interest rate (as a percent)					6.00%
Fixed interest rate per annum					6.00%
Number of additional tranches | tranche										4
Amount of additional tranches										$ 500
Maximum number of additional tranches | tranche					2
Minimum amount of additional tranches					$ 1,000
Debt instrument, face amount			$ 5,000
Maximum number of additional tranches | tranche					2
Convertible notes payable net of issuance cost					$ 3,500
Interest payable					212	6
Gross loan					$ 3,325	2,816
Convertible notes payable | Initial Tranche
Debt Instrument [Line Items]
Amount of initial tranche			3,000
Convertible notes payable | Subsequent Tranche
Debt Instrument [Line Items]
Minimum amount of additional tranches							$ 1,000
Stock warrants liability
Debt Instrument [Line Items]
Fair value						72
Exercise price of stock warrants | $ / shares					$ 0.01
Number of stock warrants exercised					$ 0
Convertible notes payable net of issuance cost						112
Stock warrants liability | Initial Tranche
Debt Instrument [Line Items]
Amount of initial tranche						$ 3,000
Capital lease obligation
Debt Instrument [Line Items]
Gross loan					$ 1,305			$ 1,305
Promissory note
Debt Instrument [Line Items]
Interest rate (as a percent)					6.00%
Issuance costs		$ 10
Debt instrument term		2 years
Fixed interest rate per annum					6.00%
Debt instrument, face amount		$ 3,000
Interest payable					$ 15
Gross loan					2,990
Paycheck Protection Program loan
Debt Instrument [Line Items]
Gross loan					$ 1,749				$ 1,749
NPA with AFC | Convertible notes payable
Debt Instrument [Line Items]
Minimum amount of additional tranches			$ 1,000
Stock warrants received percentage on fully diluted common stock			0.20%